Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments Debt And Equity Securities [Abstract]
Schedule of investment balances

The following table summarizes the Group’s investment balances:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Short-term investments
Equity securities - trading securities	—	166,465	26,122
Long-term investments
Equity securities without readily determinable fair values	218,950,000	202,819,390	31,826,788
Total investments	218,950,000	202,985,855	31,852,910